UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund

Schedule of Investments

February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 89.95%	Shares	Value
iShares® Core S&P® Small-Cap ETF	285,990	$21,660,883
iShares® Russell 2000® ETF	143,860	21,629,351
iShares® US Aerospace & Defense ETF	67,460	13,685,610
PIMCO Enhanced Short Maturity Active ETF	334,289	33,977,134
PowerShares® QQQ Trust, Series 1	416,647	69,667,545
ProShares® Short 20+ Year Treasury(a)	1,821,870	42,540,664
SPDR® Dow Jones® Industrial Average ETF Trust	140,540	35,163,108
SPDR® S&P 500® ETF Trust	239,130	64,959,665
SPDR® S&P® Bank ETF	453,360	22,355,182
Vanguard® Growth ETF	456,611	66,601,280

TOTAL EXCHANGE-TRADED FUNDS
(Cost $317,592,926)		392,240,422

MONEY MARKET FUNDS - 10.14%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.243%, 7-day effective yield	44,228,543	$44,228,543

TOTAL MONEY MARKET FUNDS
(Cost $44,228,543)		44,228,543

Total Investments, at Value - 100.09%
(Cost $361,821,469)		436,468,965

Liabilities in Excess of Other Assets - (0.09)%		(403,999)

Net Assets - 100.00%		$436,064,966

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund

Schedule of Investments

February 28, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.44%	Shares	Value
iShares® Russell 2000® ETF	86,490	$13,003,771
PowerShares® QQQ Trust, Series 1	205,550	34,370,015
SPDR® Portfolio Developed World ex-US ETF	330,930	10,444,151
SPDR® Portfolio Emerging Markets ETF	67,950	2,690,820
SPDR® S&P 500® ETF Trust	152,850	41,521,703

TOTAL EXCHANGE-TRADED FUNDS
(Cost $99,357,303)		102,030,460

MONEY MARKET FUNDS - 1.70%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.243%, 7-day effective yield	1,768,890	$1,768,890

TOTAL MONEY MARKET FUNDS
(Cost $1,768,890)		1,768,890

Total Investments, at Value - 100.14%
(Cost $101,126,193)		103,799,350

Liabilities in Excess of Other Assets - (0.14)%		(149,727)

Net Assets - 100.00%		$103,649,623

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund

Schedule of Investments

February 28, 2018 (Unaudited)

COMMON STOCKS - 47.42%	Shares	Value
Consumer Discretionary - 3.59%
Distributors - 1.19%
Genuine Parts Co.(a)	15,716	$1,443,358

Hotels, Restaurants & Leisure - 1.13%
McDonald's Corp.(a)	8,637	1,362,400

Household Durables - 1.27%
Garmin Ltd.(a)	25,830	1,530,169

Consumer Staples - 6.56%
Food & Staples Retailing - 2.41%
Sysco Corp.(a)	25,225	1,504,671
Wal-Mart Stores, Inc.(a)	15,586	1,402,896
		2,907,567

Food Products - 3.20%
Archer-Daniels-Midland Co.(a)	31,167	1,294,054
General Mills, Inc.(a)	24,585	1,242,772
Kellogg Co.(a)	20,033	1,326,184
		3,863,010

Household Products - 0.95%
Procter & Gamble Co.(a)	14,513	1,139,561

Energy - 2.23%
Energy Equipment & Services - 1.10%
Schlumberger Ltd.(a)	20,150	1,322,646

Oil, Gas & Consumable Fuels - 1.13%
Chevron Corp.(a)	12,245	1,370,460

Financials - 6.33%
Banks - 5.11%
BB&T Corp.(a)	30,331	1,648,490
Fifth Third Bancorp(a)	49,414	1,633,133
US Bancorp(a)	26,365	1,433,201
Wells Fargo & Co.(a)	24,807	1,448,977
		6,163,801

Insurance - 1.22%
Aflac, Inc.(a)	16,496	1,466,164

COMMON STOCKS - 47.42% (continued)	Shares	Value
Health Care - 5.56%
Health Care Equipment & Supplies - 1.32%
Abbott Laboratories(a)	26,313	$1,587,464

Pharmaceuticals - 4.24%
Eli Lilly & Co.(a)	16,336	1,258,199
Johnson & Johnson(a)	10,097	1,311,398
Merck & Co., Inc.(a)	20,644	1,119,318
Pfizer, Inc.	39,227	1,424,332
		5,113,247

Industrials - 9.21%
Aerospace & Defense - 4.04%
Harris Corp.(a)	10,704	1,671,430
Lockheed Martin Corp.(a)	4,499	1,585,627
United Technologies Corp.(a)	12,005	1,617,554
		4,874,611

Commercial Services & Supplies - 1.25%
Waste Management, Inc.(a)	17,444	1,505,766

Electrical Equipment - 1.29%
Emerson Electric Co.(a)	21,962	1,560,620

Machinery - 1.22%
Illinois Tool Works, Inc.(a)	9,083	1,466,359

Trading Companies & Distributors - 1.41%
WW Grainger, Inc.(a)	6,503	1,700,860

Information Technology - 5.34%
Communications Equipment - 1.47%
Cisco Systems, Inc.(a)	39,667	1,776,288

IT Services - 1.21%
International Business Machines Corp.(a)	9,398	1,464,490

Software - 1.39%
Microsoft Corp.(a)	17,876	1,676,233

Technology Hardware, Storage & Peripherals - 1.27%
Apple, Inc.	8,577	1,527,735

Materials - 2.32%
Chemicals - 1.13%
DowDuPont, Inc.(a)	19,378	1,362,273

COMMON STOCKS - 47.42% (continued)	Shares	Value
Materials - 2.32% (continued)
Containers & Packaging - 1.19%
International Paper Co.(a)	24,154	$1,439,337

Real Estate - 1.20%
Equity Real Estate Investment Trusts (REITs) - 1.20%
Weyerhaeuser Co.(a)	41,153	1,441,590

Telecommunication Services - 1.12%
Diversified Telecommunication Services - 1.12%
AT&T, Inc.(a)	37,326	1,354,934

Utilities - 3.96%
Electric Utilities - 1.98%
Eversource Energy(a)	21,553	1,228,521
Southern Co.(a)	26,927	1,159,477
		2,387,998

Gas Utilities - 0.93%
National Fuel Gas Co.(a)	22,721	1,123,099

Multi-Utilities - 1.05%
Dominion Energy, Inc.(a)	17,080	1,265,115

TOTAL COMMON STOCKS
(Cost $42,603,936)		57,197,155

EXCHANGE-TRADED FUNDS - 45.60%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF	56,499	$2,797,260
iShares® MBS ETF(a)	105,113	10,975,900
SPDR® Portfolio Intermediate-Term Corporate Bond ETF	572,223	19,215,248
SPDR® Portfolio Long-Term Corporate Bond ETF	199,707	5,396,083
SPDR® Portfolio Short-Term Corporate Bond ETF	367,359	11,094,242
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	187,663	5,526,675

TOTAL EXCHANGE-TRADED FUNDS
(Cost $55,816,813)		55,005,408

PURCHASED OPTION CONTRACTS - 9.70%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 6.27%
S&P 500® Index:
	Jefferies	03/02/2018	$2,900	50	$13,569,150	$125
	Jefferies	03/09/2018	2,975	50	13,569,150	250
	Jefferies	03/16/2018	2,950	50	13,569,150	1,000
	Jefferies	03/23/2018	2,800	50	13,569,150	39,500
	Jefferies	03/29/2018	2,900	50	13,569,150	6,000
	Jefferies	04/06/2018	2,900	50	13,569,150	9,375
	Jefferies	12/20/2019	2,450	90	24,424,470	3,988,350
	Jefferies	12/20/2019	2,650	60	16,282,980	1,851,000
	Jefferies	12/20/2019	2,700	60	16,282,980	1,668,300
					138,405,330	7,563,900
Put Option Contracts - 3.43%
IPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	03/16/2018	29	1,050	4,656,750	3,150
	Jefferies	06/15/2018	23	1,300	5,765,500	29,900
	Jefferies	06/15/2018	24	1,250	5,543,750	33,125
S&P 500® Index:
	Jefferies	03/09/2018	2,750	25	6,784,575	104,625
	Jefferies	03/16/2018	2,650	50	13,569,150	78,500
	Jefferies	03/29/2018	2,550	50	13,569,150	63,500
	Jefferies	04/06/2018	2,550	50	13,569,150	79,250
	Jefferies	06/15/2018	2,150	100	27,138,300	122,500
	Jefferies	06/15/2018	2,175	100	27,138,300	134,500
	Jefferies	06/15/2018	2,200	25	6,784,575	35,875
	Jefferies	12/21/2018	2,200	75	20,353,725	316,500
	Jefferies	12/21/2018	2,250	150	40,707,450	714,000
	Jefferies	06/21/2019	2,450	50	13,569,150	556,500
	Jefferies	06/21/2019	2,525	25	6,784,575	322,125
	Jefferies	06/21/2019	2,550	25	6,784,575	338,375
SPDR® S&P 500® ETF Trust:
	Jefferies	12/21/2018	200	200	5,433,000	51,100
	Jefferies	12/21/2018	205	450	12,224,250	130,275
	Jefferies	12/21/2018	215	150	4,074,750	56,400
	Jefferies	06/21/2019	210	100	2,716,500	55,150
	Jefferies	06/21/2019	215	400	10,866,000	245,000
	Jefferies	06/21/2019	220	300	8,149,500	203,850
	Jefferies	06/21/2019	230	550	14,940,750	457,325
					271,123,425	4,131,525
TOTAL PURCHASED OPTION CONTRACTS
(Cost $13,458,066)					409,528,755	11,695,425

MONEY MARKET FUNDS - 3.33%					Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.243%, 7-day effective yield					4,016,786	$4,016,786

TOTAL MONEY MARKET FUNDS
(Cost $4,016,786)						4,016,786

Total Investments, at Value - 106.05%
(Cost $115,895,601)						127,914,774

Written Option Contracts - (6.29)%						(7,588,150)

Other Assets in Excess of Liabilities - 0.24%						289,825	(b)

Net Assets - 100.00%						$120,616,449

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $29,086,508, representing 24.11% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 6.29%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 4.10%
S&P 500® Index:
	Jefferies	03/16/2018	$2,625	60	$248,931	$16,282,980	$644,100
	Jefferies	03/23/2018	2,550	50	435,400	13,569,150	897,750
	Jefferies	03/29/2018	2,740	50	262,948	13,569,150	162,500
	Jefferies	03/29/2018	2,765	60	137,932	16,282,980	126,900
	Jefferies	04/06/2018	2,720	50	257,451	13,569,150	246,000
	Jefferies	12/21/2018	2,650	10	47,976	2,713,830	207,950
	Jefferies	12/21/2018	2,700	70	382,823	18,996,810	1,221,850
	Jefferies	06/21/2019	2,800	10	58,976	2,713,830	170,600
	Jefferies	06/21/2019	2,900	70	323,348	18,996,810	839,650
	Jefferies	06/21/2019	3,000	55	294,746	14,926,065	431,475
					2,450,531	131,620,755	4,948,775
Put Option Contracts - 2.19%
S&P 500® Index:
	Jefferies	03/09/2018	2,850	25	91,152	6,784,575	328,750
	Jefferies	03/16/2018	2,790	50	226,818	13,569,150	391,000
	Jefferies	03/29/2018	2,740	50	270,768	13,569,150	259,750
	Jefferies	04/06/2018	2,720	50	243,906	13,569,150	239,750
	Jefferies	06/15/2018	1,950	100	443,517	27,138,300	65,500
	Jefferies	06/15/2018	1,975	125	510,328	33,922,875	87,500
	Jefferies	12/21/2018	1,975	75	434,832	20,353,725	183,375
	Jefferies	12/21/2018	2,000	150	763,973	40,707,450	389,250
	Jefferies	06/21/2019	2,175	50	286,300	13,569,150	321,000
	Jefferies	06/21/2019	2,250	50	289,145	13,569,150	373,500
					3,560,739	196,752,675	2,639,375

Total Written Option Contracts					$6,011,270	$328,373,430	$7,588,150

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund

Schedule of Investments

February 28, 2018 (Unaudited)

COMMON STOCKS - 100.05%	Shares	Value
Consumer Discretionary - 7.96%
Automobiles - 1.99%
Ford Motor Co.(a)	30,153	$319,923

Distributors - 1.94%
Genuine Parts Co.(a)	3,380	310,419

Hotels, Restaurants & Leisure - 1.99%
McDonald's Corp.(a)	2,028	319,897

Multiline Retail - 2.04%
Target Corp.(a)	4,329	326,450

Consumer Staples - 15.92%
Beverages - 4.04%
Coca-Cola Co.(a)	7,480	323,285
PepsiCo, Inc.(a)	2,957	324,472
		647,757

Food & Staples Retailing - 2.02%
Sysco Corp.(a)	5,425	323,601

Food Products - 3.88%
General Mills, Inc.(a)	6,031	304,867
Kellogg Co.(a)	4,785	316,767
		621,634

Household Products - 3.99%
Kimberly-Clark Corp.(a)	2,905	322,223
Procter & Gamble Co.(a)	4,050	318,006
		640,229

Tobacco - 1.99%
Altria Group, Inc.(a)	5,075	319,471

Energy - 7.93%
Oil, Gas & Consumable Fuels - 7.93%
Chevron Corp.(a)	2,859	319,979
Exxon Mobil Corp.(a)	4,171	315,912
Occidental Petroleum Corp.(a)	4,874	319,734
Valero Energy Corp.(a)	3,497	316,199
		1,271,824

COMMON STOCKS - 100.05% (continued)	Shares	Value
Financials - 14.02%
Banks - 7.98%
BB&T Corp.(a)	5,892	$320,230
JPMorgan Chase & Co.(a)	2,774	320,397
PNC Financial Services Group, Inc.	2,021	318,631
Wells Fargo & Co.(a)	5,482	320,204
		1,279,462

Capital Markets - 4.02%
CME Group, Inc.(a)	1,964	326,338
Invesco Ltd.(a)	9,799	318,860
		645,198

Insurance - 2.02%
Aflac, Inc.(a)	3,637	323,256

Health Care - 10.04%
Health Care Equipment & Supplies - 2.04%
Abbott Laboratories(a)	5,426	327,351

Pharmaceuticals - 8.00%
Eli Lilly & Co.(a)	4,128	317,938
Johnson & Johnson(a)	2,476	321,583
Merck & Co., Inc.(a)	5,908	320,332
Pfizer, Inc.(a)	8,884	322,578
		1,282,431

Industrials - 14.07%
Aerospace & Defense - 6.07%
Harris Corp.(a)	2,068	322,918
Lockheed Martin Corp.(a)	915	322,483
United Technologies Corp.(a)	2,429	327,283
		972,684

Commercial Services & Supplies - 2.04%
Waste Management, Inc.(a)	3,783	326,549

Electrical Equipment - 1.97%
Emerson Electric Co.(a)	4,455	316,572

Industrial Conglomerates - 1.99%
3M Co.(a)	1,355	319,116

Machinery - 2.00%
Illinois Tool Works, Inc.(a)	1,983	320,136

COMMON STOCKS - 100.05% (continued)	Shares	Value
Information Technology - 10.08%
IT Services - 4.01%
International Business Machines Corp.(a)	2,078	$323,815
Paychex, Inc.(a)	4,902	319,267
		643,082

Semiconductors & Semiconductor Equipment - 4.05%
Intel Corp.(a)	6,553	322,998
Texas Instruments, Inc.(a)	3,001	325,158
		648,156

Software - 2.02%
Microsoft Corp.(a)	3,452	323,694

Materials - 4.01%
Chemicals - 2.00%
Air Products & Chemicals, Inc.(a)	1,994	320,615

Containers & Packaging - 2.01%
International Paper Co.	5,400	321,786

Real Estate - 2.00%
Equity Real Estate Investment Trusts (REITs) - 2.00%
HCP, Inc.(a)	14,832	320,964

Telecommunication Services - 4.00%
Diversified Telecommunication Services - 4.00%
AT&T, Inc.(a)	8,812	319,876
Verizon Communications, Inc.(a)	6,726	321,099
		640,975

Utilities - 10.02%
Electric Utilities - 6.00%
Entergy Corp.(a)	4,231	320,794
Eversource Energy(a)	5,599	319,143
Southern Co.(a)	7,462	321,314
		961,251

Multi-Utilities - 4.02%
Centerpoint Energy, Inc.(a)	11,928	322,653
Dominion Energy, Inc.	4,342	321,612
		644,265

TOTAL COMMON STOCKS
(Cost $14,080,908)		16,038,748

PURCHASED OPTION CONTRACTS - 4.51%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.42%
S&P 500® Index:
	Jefferies	03/16/2018	$3,025	54	$14,654,682	$675
	Jefferies	04/20/2018	2,975	58	15,740,214	5,945
	Jefferies	12/21/2018	3,100	10	2,713,830	16,800
	Jefferies	06/21/2019	3,400	30	8,141,490	31,050
	Jefferies	06/21/2019	3,500	20	5,427,660	13,400
					46,677,876	67,870
Put Option Contracts - 4.09%
S&P 500® Index	Jefferies	04/20/2018	2,500	34	9,227,022	63,070
SPDR® S&P 500® ETF Trust:
	Jefferies	12/21/2018	215	100	2,716,500	37,600
	Jefferies	06/21/2019	240	300	8,149,500	306,000
	Jefferies	06/21/2019	250	200	5,433,000	248,700
					25,526,022	655,370
TOTAL PURCHASED OPTION CONTRACTS
(Cost $736,543)					72,203,898	723,240

MONEY MARKET FUNDS - 0.31%					Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.243%, 7-day effective yield					49,193	$49,193

TOTAL MONEY MARKET FUNDS
(Cost $49,193)						49,193

Total Investments, at Value - 104.87%
(Cost $14,866,646)						16,811,181

Written Option Contracts - (7.53)%						(1,206,510)

Other Assets in Excess of Liabilities - 2.66%						425,664	(b)

Net Assets - 100.00%						$16,030,335

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $10,368,925, representing 64.68% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 7.53%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.99%
S&P 500® Index:
	Jefferies	04/20/2018	$2,750	58	$283,686	$15,740,214	$235,480
	Jefferies	12/21/2018	2,650	10	58,785	2,713,830	207,950
	Jefferies	06/21/2019	2,900	30	266,958	8,141,490	359,850
	Jefferies	06/21/2019	3,000	20	174,526	5,427,660	156,900
					783,955	32,023,194	960,180
Put Option Contracts - 1.54%
S&P 500® Index	Jefferies	04/20/2018	2,750	34	220,051	9,227,022	246,330
					220,051	9,227,022	246,330

Total Written Option Contracts					$1,004,006	$41,250,216	$1,206,510

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series of the Trust, Class I shares, of the Tactical Growth Fund, effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013 and Class T shares of the Fund were launched effective August 14, 2017. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, Class I shares and Class T shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares, and Class I shares commenced on April 2, 2012 and Class T shares of the Fund were launched effective August 14, 2017. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, Class I shares and Class T shares commenced on December 31, 2012, August 10, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers four classes of shares, Class A, Class C, Class I, and Class T. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Class T shares are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class T shares. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2018 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$392,240,422	$–	$–	$392,240,422
Money Market Funds	44,228,543	–	–	44,228,543
Total Investments in Securities	$436,468,965	$–	$–	$436,468,965

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$102,030,460	$–	$–	$102,030,460
Money Market Funds	1,768,890	–	–	1,768,890
Total Investments in Securities	$103,799,350	$–	$–	$103,799,350

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$57,197,155	$–	$–	$57,197,155
Exchange-Traded Funds	55,005,408	–	–	55,005,408
Purchased Option Contracts	–	11,695,425	–	11,695,425
Money Market Funds	4,016,786	–	–	4,016,786
Total Investments in Securities	$116,219,349	$11,695,425	$–	$127,914,774
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(7,588,150)	$–	$(7,588,150)
Total	$–	$(7,588,150)	$–	$(7,588,150)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$16,038,748	$–	$–	$16,038,748
Purchased Option Contracts	–	723,240	–	723,240
Money Market Funds	49,193	–	–	49,193
Total Investments in Securities	$16,087,941	$723,240	$–	$16,811,181
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(1,206,510)	$–	$(1,206,510)
Total	$–	$(1,206,510)	$–	$(1,206,510)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

As of February 28, 2018, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P 500® ETF Trust. The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem their investments from the PowerShares® QQQ Trust, Series 1 and the SPDR® S&P® ETF Trust, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of February 28, 2018, the percentage of net assets invested in the PowerShares® QQQ Trust, Series 1 and SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 33.16% and 40.06%, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 11, 2018

By (Signature and Title)	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 11, 2018